Share Based Payments (Details) - Schedule of Share Option Plan - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Share Option Plan [Abstract]
Weighted Average exercise price, Outstanding beginning	$ 59	$ 90	$ 67
Options, Outstanding beginning	6,724	22,234	17,024
Weighted Average exercise price, Granted			$ 166
Options, Granted			5,210
Weighted Average exercise price, Forfeited/Cancelled	$ (44)	$ (92)
Options, Forfeited/Cancelled	(103)	(15,510)
Weighted Average exercise price, Exercised
Options, Exercised
Weighted Average exercise price, Outstanding ending	$ 62	$ 59	$ 90
Options, Outstanding ending	6,621	6,724	22,234
Weighted Average exercise price, Exercisable	$ 60	$ 58	$ 54
Options, Exercisable	2,829	2,732	7,616